LOANS, FINANCING AND DEBENTURES - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Current	R$ 8,234,753	R$ 11,410,751
Non-Current	35,780,892	35,591,282
Outstanding Balance	44,015,645	47,002,033	R$ 47,899,641	R$ 54,841,027
Financing, Loans and Debentures [Member]
LOANS, FINANCING AND DEBENTURES
Current		11,410,751
Non-Current		35,591,282
Outstanding Balance	44,015,645	47,002,033	R$ 47,899,641
Foreign currency excluding bonus and other
LOANS, FINANCING AND DEBENTURES
Current	257,676	423,164
Non-Current	R$ 1,070,000	R$ 1,255,846
World Bank
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	2.41%	2.41%
Current	R$ 149,904	R$ 140,572
Non-Current	R$ 148,214	R$ 275,655
BNP Paribas
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		1.17%
Current		R$ 182,590
Kreditanstalt fur Wiederaufbau (KFW)
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	4.77%	3.42%
Current	R$ 65,423	R$ 60,561
Non-Current	R$ 542,639	R$ 587,891
Banco Interamericano de Desenvolvimento - BID
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	1.22%	1.79%
Current	R$ 42,349	R$ 39,441
Non-Current	379,147	392,300
Bonus
LOANS, FINANCING AND DEBENTURES
Current	120,345	3,396,891
Non-Current	R$ 6,871,521	6,382,791
Expires 10/27/2021
LOANS, FINANCING AND DEBENTURES
Current		R$ 3,284,824
Spread (as a percent)		5.75%
Expires 2/4/2025
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	3.63%
Current	R$ 41,302	R$ 38,461
Non-Current	R$ 2,767,841	R$ 2,570,741
Spread (as a percent)		3.63%
Expires 02/04/2030
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	4.63%
Current	R$ 79,043	R$ 73,606
Non-Current	4,103,680	R$ 3,812,050
Spread (as a percent)		4.63%
National Currency
LOANS, FINANCING AND DEBENTURES
Current	6,102,722	R$ 7,492,285
Non-Current	R$ 18,042,990	R$ 19,905,700
RGR Return
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.00%	5.00%
Current	R$ 250,802	R$ 250,802
Non-Current	R$ 1,003,208	R$ 1,254,011
RGR Subsidiaries
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.00%	5.00%
Current	R$ 83,275	R$ 86,779
Non-Current	R$ 602,157	R$ 688,283
RGR CCEE
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.00%	5.00%
Current	R$ 11,187	R$ 34,797
BNDES
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.63%	5.15%
Current	R$ 458,015	R$ 454,393
Non-Current	R$ 4,668,486	R$ 4,790,888
Caixa Economica Federal
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	8.22%	5.94%
Current	R$ 806,317	R$ 918,979
Non-Current	R$ 3,072,622	R$ 3,850,392
Bank of Brazil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	6.92%	2.41%
Current	R$ 957,151	R$ 1,085,373
Non-Current	R$ 1,079,149	R$ 1,420,404
Bradesco
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	7.18%	5.14%
Current	R$ 265,124	R$ 1,006,159
Non-Current	R$ 1,077,681
Petrobras
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	1.91%	1.91%
Current	R$ 2,199,910	R$ 2,196,011
Non-Current	R$ 3,327,920	R$ 4,925,322
BR Distribuidora
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	2.21%	2.21%
Current	R$ 21,941	R$ 157,200
Non-Current	R$ 31,908	R$ 47,224
State Grid
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.01%	10.00%
Current	R$ 91,196	R$ 43,935
Non-Current	R$ 647,597	R$ 354,828
Ita
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	9.15%
Current	R$ 4,017
Non-Current	R$ 500,000
Banco do Nordeste do Brasil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	7.18%	10.14%
Current	R$ 66,187	R$ 52,251
Non-Current	R$ 987,810	R$ 901,827
BASA
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	8.52%	8.50%
Current	R$ 12,425	R$ 11,346
Non-Current	344,624	156,006
Cigas
LOANS, FINANCING AND DEBENTURES
Current	393,920	414,264
Non-Current	R$ 193,249	R$ 223,670
Other Financial Institutions
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	6.51%	4.64%
Current	R$ 481,255	R$ 779,996
Non-Current	506,579	1,292,845
Bradesco BBI [Member]
LOANS, FINANCING AND DEBENTURES
Non-Current	1,041,396
Debentures
LOANS, FINANCING AND DEBENTURES
Current	1,754,010	98,411
Non-Current	9,796,381	8,046,945
DI | Eletrobras - Due 4/25/2022
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,113,080	3,722
Non-Current		R$ 1,100,000
Spread (as a percent)	0.70%	0.70%
DI | Eletrobras - Due 4/25/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 27,053	R$ 8,305
Non-Current	R$ 2,200,000	R$ 2,200,000
Spread (as a percent)	1.00%	1.00%
DI | Eletrobras - Due 4/25/2026
LOANS, FINANCING AND DEBENTURES
Current	R$ 12,567	R$ 4,035
Non-Current	R$ 1,000,000	R$ 1,000,000
Spread (as a percent)	1.20%	1.20%
DI | Eletrobras - Due 04/15/2026
LOANS, FINANCING AND DEBENTURES
Current	R$ 24,304
Non-Current	R$ 1,200,000
Spread (as a percent)	1.80%
DI | CGT Eletrosul Due 09/16/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 5,245
Non-Current	R$ 214,465
Spread (as a percent)	1.78%
IPCA | Eletrobras - Due 5/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 5,447	R$ 4,767
Non-Current	R$ 820,619	R$ 740,825
Spread (as a percent)	5.18%	5.18%
IPCA | Eletrobras - Due 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current	R$ 16,232
Non-Current	R$ 1,601,176
Spread (as a percent)	4.91%
IPCA | Furnas - Due 11/15/2024
LOANS, FINANCING AND DEBENTURES
Current		R$ 1,755
Non-Current		R$ 808,446
Spread (as a percent)		4.08%
IPCA | Furnas - Due 11/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 2,340
Non-Current	R$ 897,225
Spread (as a percent)	4.08%
IPCA | Chesf - Expiration 1/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 14,474	R$ 11,224
Non-Current	R$ 141,445	R$ 137,991
Spread (as a percent)	7.03%	7.03%
IPCA | CGT Eletrosul - Due 09/15/2028
LOANS, FINANCING AND DEBENTURES
Current	R$ 11,098	R$ 15,200
Non-Current	R$ 110,316	R$ 101,350
Spread (as a percent)	6.80%	6.80%
IPCA | CGT Eletrosul - Due 11/15/2028
LOANS, FINANCING AND DEBENTURES
Current	R$ 597	R$ 2,487
Non-Current	R$ 327,752	R$ 300,000
Spread (as a percent)	3.75%	3.75%
IPCA | CGT Eletrosul - Due 19/17/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 2,118
Non-Current	R$ 187,271
Spread (as a percent)	5.35%
IPCA | Eletronorte - Due 08/04/2024
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)	2.75%
CDI | Furnas - Due 11/15/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 95,608	R$ 1,267
Non-Current	R$ 360,000	R$ 450,000
Spread (as a percent)	117.60%	117.60%
CDI | Eletronorte - Due 08/04/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 170,657
Non-Current	277,778	R$ 500,000
CDI | Eletronorte - Due 04/08/2024
LOANS, FINANCING AND DEBENTURES
Spread (as a percent)		2.75%
CDI | Eletronorte - Due 10/20/2024
LOANS, FINANCING AND DEBENTURES
Current	253,190	R$ 45,649
Non-Current	R$ 458,334	R$ 708,333
Spread (as a percent)	2.60%	2.60%
TJLP (long-term interest rate) | Bradesco
LOANS, FINANCING AND DEBENTURES
Non-Current	R$ 301,409